Consolidated Statements of Changes in Shareholders' Deficit ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary share CNY (¥) shares	Treasury stock CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)
Beginning balance at Dec. 31, 2016	¥ (14,512)		¥ 6	¥ (2)	¥ 45,331	¥ (227)	¥ (59,620)
Beginning balance, shares at Dec. 31, 2016 | shares			8,363,719
Foreign currency translation adjustments	5,918					5,918
Net loss	(298,240)						(298,240)
Share-based compensation	7,039			1	7,038
Ending balance at Dec. 31, 2017	(299,795)		¥ 6	(1)	52,369	5,691	(357,860)
Ending balance, shares at Dec. 31, 2017 | shares			8,363,719
Foreign currency translation adjustments	53,689					53,689
Net loss	(402,833)						(402,833)
Share-based compensation	3,520				3,520
Ending balance at Dec. 31, 2018	(955,104)		¥ 6	(1)		59,380	(1,014,489)
Transaction with redeemable non- controlling interests	(309,685)				(55,889)		(253,796)
Ending balance, shares at Dec. 31, 2018 | shares			8,363,719
Foreign currency translation adjustments	(4,972)					(4,972)
Net loss	(857,337)						(857,337)
Share-based compensation	366,356				366,356
Ending balance at Jun. 30, 2019	(1,451,057)		¥ 6	(1)	366,356	54,408	(1,871,826)
Ending balance, shares at Jun. 30, 2019 | shares			8,363,719
Beginning balance at Dec. 31, 2018	(955,104)		¥ 6	(1)		59,380	(1,014,489)
Beginning balance, shares at Dec. 31, 2018 | shares			8,363,719
Foreign currency translation adjustments	10,747	$ 1,521				10,747
Net loss	(1,451,950)	(205,510)					(1,451,950)
Share-based compensation	366,895			¥ 1	366,894
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares	(5,283)	(748)			(5,283)
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares	27,768	3,930			27,768		(27,768)
Ending balance at Dec. 31, 2019	(2,034,695)	(287,992)	¥ 6		389,379	70,127	(2,494,207)
Ending balance, shares at Dec. 31, 2019 | shares			8,363,719
Foreign currency translation adjustments	34,726	4,915				34,726
Net loss	(582,853)	(82,497)					(582,853)
Share-based compensation	138,744				138,744
Capital contribution from stock option surrender (Note 14 (h))	91,051				91,051
Conversion of preferred shares to ordinary shares upon the completion of initial public offering ("IPO")	3,104,177		¥ 69		3,104,108
Conversion of preferred shares to ordinary shares upon the completion of initial public offering ("IPO"), shares | shares			99,760,129
Issuance of ordinary shares to Everest	254,848		¥ 4		254,844
Issuance of ordinary shares to Everest, shares | shares			6,078,571
Issuance of ordinary shares upon IPO and over-allotment, net of issuance cost	697,878		¥ 13		697,865
Issuance of ordinary shares upon IPO and over-allotment, net of issuance cost, shares | shares			18,804,225
Ending balance at Jun. 30, 2020	¥ 1,703,876	$ 241,168	¥ 92		¥ 4,675,991	¥ 104,853	¥ (3,077,060)
Ending balance, shares at Jun. 30, 2020 | shares			133,006,644